Commitments and Contingencies - Schedule of Future Minimum Payments under Non-Cancellable Operating Leases (Detail) $ in Thousands	Dec. 31, 2015 USD ($)
Leases [Abstract]
2016	$ 1,605
2017	416
2018	26
Total	$ 2,047